Fair Value Measurement (Details) - Schedule of provides the changes in the fair value of the convertible notes - Blade Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement (Details) - Schedule of provides the changes in the fair value of the convertible notes [Line Items]
Beginning balance	$ 23,410
Proceeds from issuance 2021 convertible notes and warrants	20,000
Proceeds allocated to 2021 common stock warrants and tranche obligation at fair value	(1,692)
Proceeds from issuance 2020 convertible notes and warrants		20,716
Proceeds allocated to 2020 common stock warrants at fair value		(630)
Interest expense accrued	2,145	647
Change in fair value of convertible notes	2,497	2,677
Ending balance	$ 46,360	$ 23,410